SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the requirements of the Securities Exchange Commission (“SEC”). Additionally, these consolidated financial statements have been audited in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”).

(b) Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses, as well as the disclosure of contingent assets and liabilities at the date of the consolidated financial statements. These estimates and assumptions are evaluated regularly based on historical experience, current conditions, and reasonable and supportable forecasts of future economic conditions.

Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to:

●	Incremental borrowing rate used in the recognition of right-of-use assets and lease liabilities under ASC 842 (Leases), which is determined based on the Company’s cost of borrowing, adjusted for the specific term and the economic environment.
●	Allowance for credit losses on accounts receivable under ASC 326 (Credit Losses), which is determined based on historical collection experience, the creditworthiness of individual customers, and expected changes in macroeconomic conditions.
●	Useful lives of property and equipment, which are determined based on the Company’s experience with similar assets and expected usage patterns.
●	Valuation allowance for deferred tax assets under ASC 740 (Income Taxes), which is based on management’s assessment of the likelihood of future taxable income and the ability to utilize deferred tax assets before expiration.
●	Estimated progress towards the satisfaction of performance obligations under ASC 606 (Revenue from Contracts with Customers), which considers the nature of the services provided and the terms of customer contracts.

These estimates involve significant judgment and are subject to uncertainty, particularly in areas affected by market volatility, economic conditions, or customer-specific factors. Management regularly reviews and updates its estimates based on changes in these conditions and other relevant factors.

Given the inherent uncertainty in estimating future outcomes, actual results may differ from these estimates, and such differences could have a material impact on the Company’s financial position and results of operations. Management performs sensitivity analysis on critical accounting estimates to assess the potential impact of changes in assumptions and to ensure that the estimates remain reasonable under a range of possible outcomes.

(d) Functional currency and foreign currency translation

The Company uses the Hong Kong dollar (“HK$”) as its reporting currency. The functional currency of the Company and its subsidiaries is the HK$, as determined based on the criteria outlined in Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters. The functional currency is assessed based on the primary economic environment in which the Company and its subsidiaries operate. The Company periodically reviews its functional currency determination to ensure that it continues to reflect the underlying economic conditions of its operations.

Transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. At the balance sheet date, monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the exchange rate at the balance sheet date, while non-monetary items measured at historical cost are translated using the exchange rates in effect on the transaction date. Translation adjustments related to monetary assets and liabilities arising from exchange rate fluctuations are recognized as exchange gains or losses in the consolidated statements of comprehensive income.

The Company carefully monitors its exposure to foreign currency fluctuations and manages foreign currency risk by assessing significant movements in exchange rates, particularly in respect of its key trading partners. No material foreign currency translation adjustments were recognized in other comprehensive income for the year ended December 31, 2025, as most transactions and balances were denominated in the functional currency of the Company and its subsidiaries. Should the Company engage in material transactions or hold significant balances in currencies other than the functional currency, foreign currency translation adjustments will be recognized in other comprehensive income.

(e) Convenience translation

The Company’s operations are principally conducted in Hong Kong, where the Hong Kong dollar (HK$) is the functional currency, and all the revenues are denominated in HK$. For the convenience of the readers of our consolidated financial statements, we have provided translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive income, consolidated statements of changes in equity, and consolidated statements of cash flows from HK$ to U.S. dollars (US$) as of and for the year ended December 31, 2025. These translations have been made at a fixed exchange rate of US$1.00 = HK$7.8, which is the pegged rate as determined by the linked exchange rate system in Hong Kong.

These translations are provided solely for informational purposes and should not be construed as representations that the HK$ amounts could be converted into US$ at that or any other rate. The exchange rate used may differ from actual exchange rates on the balance sheet date or subsequent dates, and readers should be aware of potential exchange rate fluctuations. We do not intend for these translated amounts to comply with the provisions of U.S. GAAP regarding functional currency translation, and they are not intended to be a substitute for the HK$ amounts reported in accordance with U.S. GAAP.

The convenience translation presented does not reflect the impact of any fluctuations in foreign exchange rates during the period and should not be relied upon as an accurate measure of actual exchange effects or a reflection of future trends. All financial information should be interpreted in conjunction with the official HK$ amounts presented in the consolidated financial statements.

(f) Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, in accordance with ASC 820, Fair Value Measurement. The Company determines fair value measurements for assets and liabilities that are either required or permitted to be recorded or disclosed at fair value. These measurements consider the principal or most advantageous market in which the transaction would occur and use assumptions that market participants would employ in pricing the asset or liability.

The Company follows the fair value hierarchy established under ASC 820, which prioritizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy consists of three levels:

●	Level 1: Observable inputs, such as quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2: Other inputs that are directly or indirectly observable in the market place, such as quoted prices for similar assets or liabilities, interest rates, and yield curves.
●	Level 3: Unobservable inputs supported by little or no market activity, which require management’s judgment or estimates.

The Company uses market, cost, and income approaches to measure the fair value of assets and liabilities depending on the nature of the item and the availability of relevant inputs. For financial instruments classified under Level 2, fair value is typically determined using observable market data, such as interest rate curves and credit spreads, in conjunction with internally developed models. For instruments classified under Level 3, the Company uses internally developed valuation models that include unobservable inputs, such as discounted cash flows, projected revenue, and assumptions regarding market conditions and risk factors.

The Company’s financial assets and liabilities primarily consist of cash and cash equivalents, accounts receivable, unbilled receivables (contract assets), amounts due from related parties, accounts payable, amounts due to related parties, accrued expenses, deferred revenue (contract liabilities) and bank borrowings. As of December 31, 2025, the carrying values of these financial instruments approximate their fair values. This is due to their short-term maturities for most instruments, and, in the case of bank borrowings, the use of floating interest rates that reset periodically based on observable market benchmarks, aligning the carrying amounts closely with fair value.

The Company distinguishes between recurring and non-recurring fair value measurements. Recurring measurements are those that are required at each balance sheet date, such as certain marketable securities, while non-recurring measurements are triggered by events such as asset impairments or the sale of significant assets.

Management reviews its fair value measurements regularly and adjusts assumptions as necessary to reflect current market conditions and risks. For Level 3 fair value measurements, management performs sensitivity analysis to evaluate the impact of changes in unobservable inputs on the fair value of assets and liabilities.

(g) Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits, and highly liquid investments with original maturities of three months or less at the date of purchase. These investments are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

The Company’s cash and cash equivalents are unrestricted as to withdrawal and use. Management regularly reviews its cash management practices to ensure that the Company’s liquidity needs are met and monitors the financial health of the institutions where funds are held.

If applicable, the Company discloses any significant cash balances held in foreign currencies and evaluates whether the associated foreign exchange risks are material to its financial position.

As of the balance sheet date, all cash and cash equivalents are recorded at their carrying value, which approximates fair value due to their short-term maturities.

(h) Accounts receivable, net

Accounts receivable primarily consist of amounts due from the Company’s customers. These balances are recorded net of an allowance for credit losses, which is established in accordance with ASC 326, Financial Instruments—Credit Losses.

The Company estimates its allowance for credit losses using a forward-looking model that incorporates historical loss experience, current conditions, and reasonable and supportable forecasts of future economic conditions. The allowance is determined through Portfolio-level analysis, which applies a historical loss rate to pools of receivables with similar risk characteristics, adjusted for expected changes in the macroeconomic environment and industry trends.

Management evaluates receivables based on factors such as the aging of receivables, historical collection patterns, and the customer’s ability to pay, as well as broader economic factors that may affect the collectability of receivables. Significant judgments include evaluating the impact of economic downturns, industry-specific risks, and other external factors on customer creditworthiness.

Receivables are written off against the allowance when all reasonable collection efforts have been exhausted and management determines that the likelihood of collection is remote. The timing of the write-off is based on specific criteria, including the length of time a receivable has been past due, customer bankruptcy, and other significant credit events.

As of December 31, 2024 and 2025, the Company had an allowance for credit losses of HK$1,001,086 and HK$8,727,283 (US$1,118,882), respectively. The increase in the allowance was due to a modest rise in receivables aging beyond standard terms observed during the year.

(i) Contract Assets and Contract Liabilities

Contract assets represent the Company’s right to consideration in exchange for goods or services that have been transferred to the customer, but for which billing has not yet occurred under the terms of the contract. Contract assets are recognized when the Company satisfies a performance obligation and has a right to payment, but the payment is conditional on something other than the passage of time (e.g., future performance or acceptance of goods or services by the customer). Contract assets are evaluated for expected credit losses in accordance with ASC 326 and are measured at the net realizable value.

Contract liabilities represent the billings to date, as allowed under the terms of a contract, but not yet recognized as contract revenue using the Company’s revenue recognition policy. Contract liabilities arise when billings exceed the amount of revenue recognized based on the Company’s revenue recognition policy under ASC 606. Revenue is recognized over time or at a point in time as performance obligations are satisfied, depending on the nature of the contract and the specific terms of the agreement.

Contract assets and liabilities are classified as current or non-current depending on the timing of when the performance obligations are expected to be satisfied and when the related billings will occur. For contracts with multiple promises, the transaction price is allocated to each performance obligation based on relative stand-alone selling prices. The Company regularly reviews its estimates of transaction prices, performance obligations, and the progress toward satisfaction of those obligations.

Any significant changes in contract assets and liabilities are disclosed separately in the consolidated financial statements and are primarily driven by the timing of the satisfaction of performance obligations and the receipt of customer payments.

(j) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses, if any. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets, beginning when the asset is available for use. The estimated useful lives are determined based on the nature and expected use of the asset and are reviewed periodically to ensure they remain appropriate. The estimated useful lives for major asset categories are as follows:

Category	Estimated useful life
Computer equipment	3 years
Office furniture and fittings	5 years

Residual values are estimated based on the expected realizable value of the assets at the end of their useful lives and are considered immaterial for most categories of property and equipment. Depreciation methods, useful lives, and residual values are reviewed annually and adjusted prospectively, if appropriate.

The Company assesses impairment of property and equipment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such indicators are present, the Company compares the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the asset. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and the asset’s fair value, which is generally determined based on discounted cash flows or appraisals.

(k) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. These assets are amortized using the straight-line method over their estimated useful economic lives, which are determined based on the nature of the asset and the period over which the asset is expected to generate economic benefits. The estimated useful lives for major categories of intangible assets are as follows:

Category	Estimated useful life
Information technology service system	5 years

Residual values are generally considered immaterial for intangible assets and are not factored into the amortization calculation. The Company reviews amortization methods, useful lives, and residual values annually to ensure they remain appropriate based on the asset’s continued utility and economic benefit to the Company.

Intangible assets are tested for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. In such cases, the Company compares the carrying value of the intangible asset to its undiscounted future cash flows. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount and the asset’s fair value, which is typically determined using a discounted cash flow analysis or market-based approach. The Company also evaluates intangible assets for impairment indicators on a regular basis, including changes in technology, market conditions, and regulatory developments.

(l) Impairment of long-lived assets

The Company evaluates its long-lived assets, including property and equipment and right-of-use assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be fully recoverable. Indicators of impairment include, but are not limited to, significant adverse changes in market conditions, a decline in the operating performance of an asset group, changes in the use of the assets, regulatory or economic changes, or plans to sell or dispose of the assets.

When such events or changes in circumstances are identified, the Company performs a recoverability test by comparing the carrying amount of the asset group to the sum of the future undiscounted cash flows expected to be generated by the asset group over its remaining useful life. If the carrying amount exceeds the sum of the expected undiscounted cash flows, an impairment loss is recognized. The impairment loss is measured as the amount by which the carrying amount exceeds the fair value of the asset group.

Fair value is typically determined by discounting the expected future cash flows to present value using a rate commensurate with the risk associated with the asset group. When market prices are not readily available, the Company may also consider appraisals or other market-based valuation techniques.

The carrying amount of long-lived assets includes any accumulated depreciation and amortization. Impairment losses are recognized in the period in which the impairment occurs and are recorded as part of operating expenses. For the years ended December 31, 2023, 2024 and 2025, the Company did not recognize any impairment of its long-lived assets.

(m) Revenue recognition

The Company’s revenues are primarily generated from (1) Sale of Hardware Product, (2) Sale of Software and IT Application Products, (3) Maintenance and Support Services, (4) IT Professional Services, and (5) Contracts with Multiple Promises.

The Company accounts for its revenue under ASC Topic 606, Revenue from Contracts with Customers. Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To achieve this core principle, the Company applies the following five steps:

1.	Identification of the contract(s) with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price, including any variable consideration;
4.	Allocation of the transaction price to the performance obligations in the contract based on their relative standalone selling prices; and
5.	Recognition of revenue when, or as, the Company satisfies a performance obligation.

Sale of Hardware Products

Revenue from the sale of hardware products is recognized at the point in time when control of the hardware is transferred to the customer. This typically occurs upon delivery and acceptance of the hardware, when the customer gains the ability to use and benefit from the hardware.

Sale of Software and IT Application Products

Revenue from the sale of software and IT application products, which may include packaged software, customized setup implementation, or integrated hardware and software platforms, is recognized at the point in time when control of the software is transferred to the customer.

The software or IT application license constitutes a “right to use” intellectual property (IP), as defined in ASC 606-10-55-54, because it provides the customer with control over the software from the point of delivery or activation.

A right-to-use license grants the customer a license to the software as it exists at the time the license is granted, with no significant ongoing updates or support that would make it a “right to access” license.

As such, revenue for the license is recognized at a point in time when control is transferred, typically upon delivery or activation of the software, in accordance with ASC 606.

Maintenance and Support Services

Maintenance and support services (“M&S”) related to software products typically consist of unspecified future updates and upgrades, as well as technical support provided over a period of 1 to 12 months. These services represent stand-alone performance obligations, and revenue is recognized rateably over the service period. Revenue for maintenance and support is deferred and recognized over time as the Company satisfies its obligation to provide updates and technical support.

IT Professional Services

IT professional services relate to IT system setup, development, customization or integration services. These services represent stand-alone performance obligations, and revenue is recognized upon the completion of the services, when the customer gains the ability to use the system and benefit from the services provided by the Company.

Revenue from IT professional services is recognized at a point in time upon the completion of services. This determination is based on the following considerations under ASC 606-10-25-27:

1.	Simultaneous Receipt and Consumption: The customer does not simultaneously receive and consume the benefits of the IT professional services as they are performed. The services are delivered as a complete solution, and the customer derives value only upon full completion.

2.	Creation or Enhancement of Customer-Controlled Asset: The services provided do not create or enhance an asset that the customer controls as the services are performed. The customer does not gain control until the services are completed.

3.

No Alternative Use and Enforceable Right to Payment: While the deliverables are tailored to customer-specific requirements, they do not meet the “no alternative use” criterion because, in practice, the Company can reconfigure partially completed deliverables for other projects, albeit with additional effort.

More importantly, the Company does not have an enforceable right to payment for performance completed to date. Engagement letters typically permit termination at any time without penalty, and payment terms do not obligate the customer to pay for partially completed work.

Accordingly, control is transferred to the customer at a point in time, and revenue is recognized at that time.

Contracts with Multiple Promises

The Company frequently enters into contracts with customers that contain multiple promises, including hardware, software, IT application licenses, and IT professional services. To determine whether these promises are distinct within the context of the contract, the Company applies the guidance in ASC 606-10-25-19 through 25-22, which requires an assessment of whether:

1.	The customer can benefit from the goods or services on its own or with other readily available resources; and
2.	The promise to transfer the goods or services is separately identifiable from other promises in the contract.

A promised good or service is not distinct if it is highly interdependent and interrelated with other promises, meaning its function is significantly affected by the other promises in the contract. BC32 of ASC 606 states:

“An entity should assess whether two or more promises in a contract are so highly interrelated and interdependent that they cannot be separated.”

Additionally, BC33(a) and (b) explain that if an entity provides a significant service of integrating multiple items into a combined output, those items are not distinct, as they serve as inputs to a unified deliverable rather than separate obligations.

Based on this guidance, the Company has determined that IT professional services are not distinct from hardware, software, or IT application licenses in certain contracts because they are necessary inputs to delivering a fully integrated IT solution rather than stand-alone deliverables.

Contract Scenarios and Distinctness Evaluation

1. Sale of Hardware Products with IT Professional Services (e.g., Setup, Development, Customization, or Integration Services)

Nature of Promises & Intended Benefit to the Customer

In contracts where the Company sells hardware products, the hardware provides computing capability to the customer. However, the hardware alone does not deliver its full intended benefit without installation, configuration, and integration services. IT professional services ensure that the hardware is properly installed, tested, and integrated within the customer’s existing IT infrastructure, making it functional.

Assessment of Interdependency and Significant Effect on Utility

The Company has determined that hardware and IT professional services are not separately identifiable because:

●	The hardware requires IT services to be installed and configured before it can be used.
●	The IT professional services significantly modify and enhance the hardware, making them highly interdependent.
●	Per BC33(a), IT professional services are an input to a combined output, rather than a separate deliverable.

Why IT Professional Services Are an Input to the Combined Output

The Company considered the following factors in concluding that IT professional services are an input to a combined output:

●	Level of Integration: IT professional services ensure that the hardware is installed and operational within the customer’s environment.
●	Modification & Customization: The services configure the hardware to align with the customer’s operational needs.
●	Customer Dependency: The customer does not receive a functional hardware system without the accompanying installation and integration services.

Revenue Recognition Conclusion

Since the hardware and IT professional services are highly interdependent and form a single performance obligation, revenue is recognized at a point in time when the fully integrated system is transferred to the customer, typically upon completion of hardware installation and customer acceptance.

2. Sale of Software and IT Application Products with IT Professional Services (e.g., Setup, Development, Customization, or Integration Services)

Nature of Promises & Intended Benefit to the Customer

In contracts where the Company provides software, the software delivers core processing and operational capabilities to the customer. However, in many cases, the software requires customization, configuration, and integration to be compatible with the customer’s existing IT environment. IT professional services ensure that the software is properly deployed, customized, and integrated to meet the customer’s specific business processes.

Assessment of Interdependency and Significant Effect on Utility

The Company has determined that software and IT professional services are not separately identifiable because:

●	The software, on its own, may not provide full functionality without customization and integration.
●	IT professional services significantly modify the software, ensuring it is operational in the customer’s IT ecosystem.
●	Per BC33(b), IT professional services create a combined deliverable, rather than separate outputs.

Why IT Professional Services Are an Input to the Combined Output

The Company considered the following factors in determining that IT professional services are an input to a combined output:

●	Level of Integration: IT professional services ensure that the software is fully functional within the customer’s system.
●	Modification & Customization: IT professional services tailor the software to meet customer-specific requirements.
●	Customer Dependency: The customer cannot deploy or use the software effectively without IT professional services ensuring proper implementation.

Revenue Recognition Conclusion

Since the software and IT professional services are highly interdependent and form a single performance obligation, revenue is recognized at a point in time when the fully customized and integrated software solution is delivered and accepted by the customer.

3. Sale of Hardware, Software, and IT Application Products with IT Professional Services

Nature of Promises & Intended Benefit to the Customer

In contracts where the Company provides a combination of hardware, software, and IT professional services, each element works together to create a fully integrated IT system. The customer expects a turnkey solution, rather than individual components that must be assembled separately.

Assessment of Interdependency and Significant Effect on Utility

The Company has determined that none of the promises are distinct from each other, as they are highly interdependent and interrelated because:

●	Hardware requires software to operate, and software requires IT services for customization and integration.
●	IT professional services configure and connect the hardware and software to function as a unified system.
●	Per BC32, the contract’s objective is to deliver an integrated IT system, rather than discrete components.

Why IT Professional Services Are an Input to the Combined Output

The Company considered the following factors in concluding that IT professional services are an input to a combined output:

●	Level of Integration: IT professional services configure both hardware and software to function as a single IT system.
●	Modification & Customization: IT professional services modify the components to meet customer-specific requirements.
●	Customer Dependency: The customer does not receive a functional IT system unless all components are integrated.

Revenue Recognition Conclusion

Since the hardware, software, and IT professional services are highly interdependent and form a single performance obligation, revenue is recognized at a point in time when control of the fully integrated IT system is transferred to the customer upon completion and acceptance.

4. Sale of Software and IT Application Products with Maintenance and Support Services

Nature of Promises & Intended Benefit to the Customer

In certain contracts, the Company sells software and IT application licenses that grant customers the right to use proprietary software. These software products and licenses provide immediate functionality and enable the customer to operate the software in their IT environment.

Additionally, these contracts may include maintenance and support (M&S) services, which typically consist of:

●	Technical support to assist the customer with troubleshooting and operational issues.
●	Unspecified software updates and patches to enhance security, performance, or compatibility with evolving IT environments.
●	Access to periodic feature upgrades, if applicable.

The primary intended benefit to the customer is the use of the software license. The maintenance and support services supplement the software usage by ensuring that it continues to operate effectively but do not modify or enhance the software’s core functionality at the time of transfer.

Assessment of Interdependency and Significant Effect on Utility

To determine whether the software license and M&S services are distinct within the context of the contract, the Company evaluates whether:

●	The customer can benefit from the software license independently – The software license, upon delivery or activation, provides immediate utility and enables the customer to conduct business operations without requiring immediate maintenance or support intervention.
●	The M&S services does not significantly affect the customer’s ability to benefit from the software license – The maintenance and support services do not alter the fundamental usability of the software, as the customer can continue to use the software with or without receiving M&S services.
●	The software license and M&S services are not highly interdependent – While M&S ensures the software remains functional over time, it does not significantly integrate with or modify the software itself. The software retains its core functionality independently, making M&S a separately identifiable promise rather than an input to a combined output.

Based on these factors, the Company concludes that the software license and M&S services are distinct performance obligations because they do not significantly affect each other’s standalone utility. This assessment aligns with ASC 606-10-25-21 and BC32, which emphasize that promises should be considered distinct if they do not integrate, modify, or significantly impact each other’s functionality.

However, the Company assessed that the M&S services are immaterial to the total transaction price and do not significantly impact the timing or amount of revenue recognized. In these cases, the software license and M&S services are treated as a single performance obligation, consistent with ASC 606 guidance on immaterial performance obligations.

Why Maintenance & Support Services Are Not an Input to a Combined Output

Unlike IT professional services, which significantly modify or integrate hardware and software to form a single functional solution, maintenance & support services:

●	Do not alter or enhance the software at the time of transfer – The customer receives an operational software license upon delivery, and M&S provides future support rather than modifying the existing software.
●	Are not required for the customer to derive initial benefit from the software – The customer can use the software independently, and the M&S services merely support long-term usability.
●	Do not significantly integrate with or change the underlying software – The services are supplementary rather than essential for the initial use of the product.

As such, M&S services do not qualify as an input to a combined output under BC33(a) or (b) and are therefore evaluated separately from the software license.

Revenue Recognition Conclusion

Since the Company has determined that M&S services are immaterial to the total transaction price, the software license and M&S services are treated as a single performance obligation for simplicity in revenue recognition.

●	Revenue for the combined performance obligation is recognized at a point in time when control of the software license is transferred to the customer, typically upon delivery or activation.
●	Any revenue associated with M&S services is included in the total transaction price of the software license and recognized at the same point in time, as the distinction between the two does not materially impact revenue timing.

5. Sale of Software and IT Application Products with IT Professional Services (e.g., Setup, Development, Customization, or Integration Services) and with Maintenance and Support Services

Nature of Promises & Intended Benefit to the Customer

In certain contracts, the Company sells software and IT application licenses combined with both IT professional services (e.g., setup, customization, integration) and maintenance and support services (M&S). The software license provides core processing capabilities. IT professional services are required to customize, configure, and integrate the software into the customer’s existing IT environment to make it fully functional. The M&S services consist of technical support, unspecified updates, and patches that help maintain the software’s operation over time.

The customer’s primary intended benefit is to obtain a fully deployed and customized software solution that is ready for use, with ongoing support to ensure continued operation.

Assessment of Interdependency and Significant Effect on Utility

The Company has determined that the software license and the IT professional services are highly interdependent and interrelated, and therefore not distinct from each other, because:

●	The software license alone does not deliver its full intended functionality without customization, configuration, and integration into the customer’s environment.
●	The IT professional services significantly modify and tailor the software to meet customer-specific requirements.
●	Per ASC 606-10-25-21 and BC33(b), the software and the IT professional services are inputs to a combined output (a fully functional, customized software system), rather than separate deliverables.

In contrast, the M&S services do not significantly affect the customer’s ability to benefit from the customized software system at the time of transfer. The customer can use the deployed and customized software immediately upon completion of the IT professional services, regardless of whether M&S is provided. However, the Company has assessed that the M&S services are immaterial relative to the total transaction price of these contracts. Furthermore, the M&S services do not fundamentally alter the software or the integrated solution – they merely provide future support.

Why Maintenance & Support Services Are Not an Input to a Combined Output

Unlike IT professional services, which significantly modify or integrate hardware and software to form a single functional solution, maintenance & support services:

●	Do not alter or enhance the software at the time of transfer – The customer receives an operational software license upon delivery, and M&S provides future support rather than modifying the existing software.
●	Are not required for the customer to derive initial benefit from the software – The customer can use the software independently, and the M&S services merely support long-term usability.
●	Do not significantly integrate with or change the underlying software – The services are supplementary rather than essential for the initial use of the product.

Because the M&S services are immaterial to the total transaction price, the Company treats the entire contract (software + IT professional services + M&S) as a single performance obligation for revenue recognition purposes.

Revenue Recognition Conclusion

Revenue is recognized at a point in time when the fully customized and integrated software solution is delivered and accepted by the customer. At that moment, control of the combined deliverable (including the software as customized) is transferred to the customer. The immaterial M&S component does not change the timing of revenue recognition.

Variable Consideration

The Company estimates variable consideration, including potential refunds, penalties, or performance bonuses, using the expected value or most likely amount method, depending on which better predicts the amount of consideration to which the Company will be entitled. The Company recognizes revenue only to the extent that it is probable that a significant reversal of cumulative revenue will not occur. For the year ended December 31, 2023, 2024 and 2025, the Company did not have any contracts with variable consideration, and no adjustments to the transaction price were necessary after initial recognition.

Principal versus Agent Considerations

In evaluating whether the Company is acting as a principal or an agent in its contracts, we considered the guidance in ASC 606-10-55-36 through 55-40. This evaluation focused on identifying the specified goods or services promised to the customer and assessing whether the Company obtains control of these goods or services before they are transferred to the customer.

The Company’s IT solutions involve services, hardware, software, and IT application products. In these contracts, the Company provides a bundle of goods and services necessary to fulfil the performance obligations. While certain components of the solution, such as hardware and software, may be sourced from third-party providers, the Company directs and integrates these inputs into a cohesive IT solution that meets the customer’s needs.

Specifically:

1. Control of Goods and Services:

The Company takes control of the services, hardware, software, and IT application products prior to their delivery to the customer. This is evidenced by the Company’s ability to direct the use of these goods and services and to obtain the benefits from them before transfer.

The Company assumes inventory risk for these goods, either upon receipt from the third-party provider or during their customization or bundling into the overall IT solution.

2. Primary Responsibility for Fulfilment:

The Company is responsible for ensuring the customer receives the specified solution, including resolving any issues with the delivery or functionality of the underlying services, hardware, software, and applications. This indicates that the Company is accountable for the overall performance of the arrangement.

3. Pricing Discretion:

The Company determines the pricing for the bundled solution, further supporting its role as principal.

Although the Company partners with cloud and technology service providers and outsources certain components to third-party providers, these third parties act as subcontractors or suppliers within the Company’s broader performance obligation. The Company does not merely arrange for the third parties to provide goods or services directly to the customer.

Based on the above, the Company concluded that it acts as the principal in these transactions because it controls the specified goods and services before transferring them to the customer.

The following table sets forth a breakdown of our revenues, in absolute amounts and percentages of total revenues for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Revenue from Products:
Contracts with Multiple Promises*:
- Sale of Hardware with IT Professional Services	58,250,642	41.2	70,398,140	38.7	66,224,103	8,490,270	26.4
- Sale of Software and IT Application products with IT Professional Services	52,958,769	37.5	79,469,485	43.7	32,730,302	4,196,192	13.0
- Sale of Hardware, Software and IT Application Products with IT Professional Services	5,095,674	3.6	-	-	7,993,333	1,024,786	3.2
- Sale of Software and IT Application Products with IT Professional Services and Maintenance and Support Services	-	-	-	-	12,932,244	1,657,980	5.1
- Sale of Software and IT Application Products with Maintenance and Support Services	17,239,574	12.2	22,112,152	12.2	114,489,700	14,678,166	45.6
Sale of Hardware Products	834,848	0.6	492,705	0.3	638,259	81,828	0.3
	134,379,507	95.1	172,472,482	94.9	235,007,941	30,129,222	93.5
Revenue from Services:
IT Professional Services	4,848,321	3.4	4,779,716	2.6	6,336,954	812,430	2.5
Maintenance and Support Services	2,144,530	1.5	4,577,928	2.5	9,871,754	1,265,610	3.9
	6,992,851	4.9	9,357,644	5.1	16,208,708	2,078,040	6.5
Total revenues	141,372,358	100	181,830,126	100	251,216,649	32,207,262	100

*	Revenue Recognition for Contracts with Non-Distinct Obligations

The Company enters into contracts that include a combination of goods (e.g., hardware, software) and services (e.g., IT professional services, integration, and maintenance). When these elements are highly interdependent and interrelated, they are treated as a single performance obligation under ASC 606-10-25-21, and revenue is recognized at a point in time when control transfers to the customer, typically upon customer acceptance.

Because these contracts represent an integrated solution, the Company does not allocate revenue to individual components (hardware, software, or services). Instead, revenue is categorized as product revenue, as the predominant characteristic of the combined deliverable is the hardware and software provided to the customer.

In determining the predominant characteristic, the Company considers:

●	The primary benefit to the customer, which is the acquisition of a functional IT system.
●	The relative significance of each component, including the cost composition of hardware, software, and services within the contract.
●	The customer’s primary reason for entering into the arrangement, which is to obtain a fully integrated IT solution rather than standalone services.

This classification reflects the nature of the Company’s contracts and ensures consistency with how control is transferred to the customer.

The following table summarizes disaggregated revenue from contracts with customers by timing of revenue:

	For the Years Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Revenue recognized at point in time
Sale of Hardware Products	834,848	0.6	492,705	0.3	638,259	81,828	0.2
IT Professional Services	3,600,962	2.5	3,860,692	2.1	1,922,094	246,422	0.8
Contracts with Multiple Promises	133,544,659	94.5	171,979,777	94.6	234,369,682	30,047,395	93.3
	137,980,469	97.6	176,333,174	97.0	236,930,035	30,375,645	94.3
Revenue recognized over-time
Maintenance and Support Services	2,144,530	1.5	4,577,928	2.5	9,871,754	1,265,610	3.9
IT Professional Services	1,247,359	0.9	919,024	0.5	4,414,860	566,007	1.8
	3,391,889	2.4	5,496,952	3.0	14,286,614	1,831,617	5.7
Total revenues	141,372,358	100	181,830,126	100	251,216,649	32,207,262	100

The details of deferred revenue (contract liabilities) are as follows:

	As of December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Sale of Hardware Products	-	0.0	62,716	0.4	-	-	-
Maintenance and Support Services	151,973	0.8	218,300	1.3	1,464,387	187,742	38.1
IT Professional Services	2,416,233	13.0	373,061	2.1	308,954	39,610	8.1
Contracts with Multiple Promises	16,017,586	86.2	16,747,141	96.2	2,067,607	265,078	53.8
	18,585,792	100	17,401,218	100	3,840,948	492,429	100

The details of unbilled receivables (contract assets) are as follows:

	As of December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Maintenance and Support Services	1,878,008	95.6	172,413	6.6	175,340	22,479	11.1
IT Professional Services	76,948	3.9	-	-	51,866	6,650	3.3
Contracts with Multiple Promises	9,706	0.5	2,436,760	93.4	1,350,649	173,160	85.6
	1,964,662	100	2,609,173	100	1,577,855	202,289	100

(n) Cost of revenues

Cost of revenues includes all direct costs associated with fulfilling the Company’s performance obligations for services and products. These costs primarily consist of:

●	Subcontracting fees, which include amounts paid to third-party vendors and service providers for project-related services.
●	Hardware costs, which represent the direct cost of hardware sold to customers as part of the Company’s service offerings.
●	Software licenses and IT application licenses, which include the costs of licenses procured from third-party vendors and resold or utilized in providing services to customers.

Costs are recognized as incurred in the same period as the related revenues, in accordance with ASC 606. The Company does not maintain inventory but purchases hardware and software upon receiving customer orders. Since the setup and delivery are typically completed within a short period, costs are classified as cost of revenues and expensed as incurred when control of the related products or services is transferred to the customer.

The Company has considered ASC 340-40 and determined that no costs meet the criteria for capitalization, as all costs are directly tied to performance obligations that are satisfied within the same reporting period.

Cost of Revenues Classification

The Company categorizes cost of revenues into cost of products and cost of services based on the final deliverable of the contract. Costs are tracked at the contract level and assigned to the appropriate category at the time of incurrence, ensuring they are directly attributed to either product or service costs based on the final deliverable.

The Company utilizes a direct cost assignment methodology, recording each cost in the relevant category as incurred, rather than aggregating all costs of revenue and allocating them proportionally based on revenue presentation methodology. This approach ensures that costs align with their respective performance obligations under each contract and accurately reflect the economic substance of the transaction.

The following table sets forth a breakdown of our costs of revenues, in absolute amounts and percentages of total revenues for the years ended December 31, 2023, 2024 and 2025:

	For the Years Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Cost of Products:
Contracts with Multiple Promises:
- Sale of Hardware with IT Professional Services	52,158,964	43.0	65,259,321	41.7	59,880,675	7,677,010	27.4
- Sale of Software and IT Application products with IT Professional Services	46,521,405	38.3	66,764,480	42.6	25,453,232	3,263,235	11.6
- Sale of Hardware, Software and IT Application Products with IT Professional Services	4,098,581	3.4	-	-	5,778,437	740,825	2.7
- Sale of Software and IT Application Products with IT Professional Services and Maintenance and Support Services	-	-	-	-	10,552,321	1,352,862	4.8
- Sale of Software and IT Application Products with Maintenance and Support Services	14,996,495	12.3	17,827,166	11.4	106,856,111	13,699,501	48.8
Sale of Hardware Products	719,270	0.6	347,470	0.2	549,444	70,442	0.3
	118,494,715	97.6	150,198,437	95.9	209,070,220	26,803,875	95.6
Cost of Services:
IT Professional Services	2,335,938	1.9	3,312,547	2.1	3,283,943	421,018	1.5
Maintenance and Support Services	632,205	0.5	3,064,807	2.0	6,439,086	825,524	2.9
	2,968,143	2.4	6,377,354	4.1	9,723,029	1,246,542	4.4
Total cost of revenues	121,462,858	100	156,575,791	100	218,793,249	28,050,417	100

(o) Selling and marketing expenses

Selling and marketing expenses include direct and indirect costs incurred in connection with promoting and selling the Company’s products and services. These expenses primarily consist of:

●	Marketing service fees paid to third-party vendors for advertising, promotions, and other marketing activities;
●	Commissions paid to staffs and third parties based on sales performance and achievement of sales targets;
●	Salaries, benefits, and bonuses for in-house sales and marketing personnel involved in selling the Company’s products and services;
●	Advertising and promotional costs, including media buys, events, and sponsorships.

Selling and marketing expenses are recognized as incurred, consistent with the period in which the related services are rendered or the corresponding revenue is recognized. Commissions paid to staff and third parties are recognized as an expense when the related revenue is recognized unless they qualify for capitalization under ASC 340-40.

If commissions are capitalized, they are amortized over the period in which the related performance obligations are satisfied, reflecting the estimated benefit period of the related contract. For the years ended December 31, 2023, 2024 and 2025, the Company did not pay any renewal commissions.

If renewal commissions are paid in the future, they will be assessed to determine whether they are commensurate with the initial commissions. If they are commensurate, they will be capitalized and amortized over the renewal period. If they are not commensurate, the amortization period for initial commissions will reflect the combined benefit period of the initial contract and the expected renewals, consistent with ASC 340-40-35-1.

The Company regularly evaluates the effectiveness of its marketing strategies and sales channels, ensuring that selling and marketing expenses are aligned with the Company’s overall business objectives.

(p) General and administrative expenses

General and administrative expenses primarily consist of salaries, bonuses, and benefits for employees involved in general corporate functions, such as finance, human resources, legal, and executive management. These expenses also include depreciation and amortization related to assets used in corporate activities, legal and professional service fees, office expenses, insurance premiums, short-term rental costs for office spaces, and other administrative costs.

General and administrative expenses are recognized as incurred, in accordance with the matching principle, ensuring that expenses are recorded in the same period as the related revenues or activities. Depreciation and amortization expenses are recognized based on the estimated useful lives of the related assets and in accordance with the Company’s depreciation and amortization policies.

Other costs classified as general and administrative expenses include:

●	Office supplies
●	Utilities
●	Travel and entertainment expenses related to corporate functions
●	Insurance premiums
●	Software subscriptions used for general corporate purposes

Short-term rental costs are accounted for in accordance with ASC 842 (Leases). All general and administrative expenses are reviewed periodically to ensure they reflect the current needs and activities of the Company.

(q) Employee benefits

The Company’s full-time employees in Hong Kong participate in a government-mandated defined contribution plan, known as the Mandatory Provident Fund (“MPF”). Under the MPF system, the Company makes contributions based on a statutory percentage of the employees’ salaries, up to a maximum contribution of HK$1,500 (US$192) per month per employee. Employees are also required to make matching contributions to their MPF accounts.

The Company recognizes MPF contributions as an expense in the period in which the related employee services are rendered, in accordance with ASC 715 (Compensation—Retirement Benefits). Contributions are made monthly and are fully vested to the employees at the time of contribution. The Company has no further legal or constructive obligations beyond the contributions made under this defined contribution plan.

All full-time employees are eligible to participate in the MPF plan upon commencing employment. The Company regularly reviews its compliance with the applicable Hong Kong laws and regulations regarding employee retirement benefits.

(r) Taxation

Income Taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of operations and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company considers possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

Uncertain tax positions

The Company applies the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold is measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Company to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period in which the change occurs.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its statements of operations and comprehensive income for the year ended December 31, 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

(s) Comprehensive income

The Company has adopted FASB Accounting Standard Codification Topic 220 (“ASC 220”) “Comprehensive income”, which establishes standards for reporting and the presentation of comprehensive income (loss), its components and accumulated balances.

There was no other comprehensive loss for the year ended December 31, 2025.

(t) Leases

The Company accounts for leases under ASC Topic 842, Leases. At the inception of a contract, the Company determines whether the arrangement contains a lease by evaluating whether the Company obtains the right to control the use of an identified asset for a period in exchange for consideration.

Right-of-use assets and lease liabilities are recognized at the commencement date of the lease. Lease liabilities are initially measured at the present value of the unpaid lease payments, discounted using the interest rate implicit in the lease, if readily determinable. If the implicit rate is not available, the Company uses its incremental borrowing rate, which is determined based on the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment.

The right-of-use asset is initially measured at cost, which includes the amount of the initial lease liability, adjusted for any lease incentives received, initial direct costs incurred, and lease payments made prior to commencement. Right-of-use assets are recognized in the Company’s consolidated balance sheet within “right-of-use assets,” and operating lease liabilities are included within “lease liabilities.”

The Company reviews right-of-use assets for impairment in accordance with the impairment guidance under ASC 360, Property, Plant, and Equipment (“ASC 360”). All right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. No impairment was recognized for the year ended December 31, 2025.

The Company classifies leases as either operating or finance leases at lease inception. Operating leases are recognized in the consolidated balance sheet and expensed over the lease term on a straight-line basis. Finance leases result in the recognition of both interest expense and amortization of the right-of-use asset over the lease term.

Lease liabilities are remeasured when there is a change in the lease term, a change in the assessment of an option to purchase the underlying asset, or if there is a modification to the terms of the lease. Adjustments to lease liabilities are reflected in corresponding changes to the right-of-use asset.

Short-term leases (with lease terms of 12 months or less) and leases with variable payments are not recognized as lease liabilities. Instead, lease expenses for these leases are recognized on a straight-line basis over the lease term.

The Company discloses the terms and assumptions related to leases, including lease maturities, discount rates, and the timing of lease payments, in the notes to the consolidated financial statements, in accordance with ASC 842.

(u) Related party transaction

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the company’s securities (ii) the Company’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

(v) Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers.

The Company operates as a single reportable segment as defined by ASC 280, with the Chief Operating Decision Maker (CODM), identified as the Chief Executive Officer, reviewing consolidated results for the purpose of allocating resources and assessing performance. The Company’s revenue for the years ended December 31, 2023, 2024 and 2025 were generated from provision of IT-related services.

The CODM reviews financial information on a consolidated basis, using Operating Income as the primary measure of segment performance. Operating Income is defined as revenue less operating expenses, excluding interest income and income taxes.

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

	For the Years Ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Revenues – IT related services	141,372,358	181,830,126	251,216,649	32,207,262
Cost of revenues	(121,462,858)	(156,575,791)	(218,793,249)	(28,050,417)
Gross profit	19,909,500	25,254,335	32,423,400	4,156,845

Operating expenses:
Selling and marketing expenses	(1,024,598)	(2,776,713)	(31,627,720)	(2,444,836)
General and administrative expenses	(4,989,693)	(8,527,081)	(24,332,020)	(3,119,489)
Total operating expenses	(6,014,291)	(11,303,794)	(55,959,740)	(7,174,325)

Operating income / (loss)	13,895,209	13,950,541	(23,536,340)	(3,017,480)

Geographic Information

The Company generates revenue from customers located in its country of domicile, Hong Kong, and from customers in other regions. Revenues are attributed to geographic regions based on the location of the customers.

The following table presents revenues from external customers by geographic area for the years ended December 31, 2024, and 2025:

	For the Years Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$ (Note 2(e))%
Hong Kong	128,519,292	90.9	144,495,457	79.5	225,302,675	28,884,958	89.7
Singapore	10,090,715	7.1	33,751,584	18.5	21,777,817	2,792,028	8.7
Others, including Philippines, Macau, Japan, Malaysia and Indonesia	2,762,351	2.0	3,583,085	2.0	4,136,156	530,276	1.6
	141,372,358	100	181,830,126	100	251,216,649	32,207,262	100

(w) Deferred offering costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A “Expenses of Offering”. Deferred offering costs consist of corporate secretarial, industry research, legal and other expenses incurred through the balance sheet date that are directly related to the intended initial public offer (“IPO”). Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2025, the Company capitalized HK$15,721,911 (US$2,018,322) of deferred offering costs, such deferred costs have been offset against the offering proceeds at the closing of the IPO on September 17, 2025.

(w) Recent accounting pronouncements

ASC 740 (Income Taxes): In December 2023, FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This update requires additional quantitative and qualitative disclosures about income taxes to provide financial statement users with greater transparency regarding an entity’s tax risk and tax planning strategies. The ASU is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance effective January 1, 2025, and does not anticipate any material impact on its consolidated financial statements.

In July 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance did not have a material impact on its financial position, results of operations and cash flows.

In December 2025, the FASB issued ASU 2025-12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025-12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales-type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In July 2025, the FASB issued ASU 2025-05 “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. This ASU provides a practical expedient that allows companies to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset. This ASU is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within annual reporting periods. Early adoption is permitted. The Company is currently evaluating the effect of adopting of this ASU.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.